SHARE-BASED COMPENSATION - Share-based compensation for all share options and restricted share units (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Total compensation cost recognized	¥ 226,170	¥ 157,384	¥ 145,593
General and administrative expenses
SHARE-BASED COMPENSATION
Total compensation cost recognized	113,536	86,992	69,718
Selling and marketing expenses
SHARE-BASED COMPENSATION
Total compensation cost recognized	76,976	50,110	50,532
Technology expenses
SHARE-BASED COMPENSATION
Total compensation cost recognized	¥ 35,658	¥ 20,282	¥ 25,343